Accounts Payable and Accrued Liabilities (Tables)	12 Months Ended
Mar. 31, 2026
Accounts Payable and Accrued Liabilities [Abstract]
Schedule of Accounts Payable and Accrued Liabilities
	March 31, 2026	March 31, 2025
Trade and other payables	$821,480	$411,565
Accrued liabilities	56,700	147,200
Totals	$878,180	$558,765